                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00749
                  ---------------------------------------------

                             STONEBRIDGE FUNDS TRUST
                             -----------------------
               (exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Richard C. Barrett, President
                             Stonebridge Funds Trust
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                     (Name and address of agent for service)


         Registrant's telephone number, including area code: 800-639-3935
                                                             ------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: October 31, 2003
                                             ----------------

Item 1. REPORTS TO SHAREHOLDERS.

LETTER TO SHAREHOLDERS

   OVERVIEW

   The last twelve months have been a period of continuing geo-political turmoil in the World. The United States and its allies led a successful campaign to remove Saddam Hussein from outright power, yet maintaining peace and creating an environment for elections and self-rule remains doubtful over the near term. Fueling the uncertainty in Iraq are terrorists, both local and imported, who continue to wreak havoc upon the Iraqi people's quality of life, the various peacekeeping organizations, and Iraq's infrastructure. In particular, the terrorists have repeatedly bombed Iraq's oil pipelines and so oil production remains below pre-war levels. Increased oil production is one of the few ways that Iraq will be able to economically emerge from the decimation that occurred over the years during Saddam Hussein's rule of Iraq. And lastly, the conflict between Israel and Palestine continues to deteriorate.

   As these events unfolded over the past twelve months, the broad stock market has performed well, albeit in a very volatile pattern. The lows in the market that we saw during October of 2002 were tested in late March of 2003, and the market has since rallied dramatically higher from March. A tremendous amount of fiscal and monetary stimulus, the early signs that corporations have begun to invest, and a slight decline in oil prices have propelled the markets to new 52 week highs. The U.S. and the global economy are showing signs of economic strength highlighted by the recently revised estimate of third quarter GDP growth of 8.2%! Productivity remains remarkably high and as a result unit labor costs remain very low. Corporations are in a position of huge financial leverage once their revenues increase - and we have begun to see the early signs of revenue acceleration.

   The preliminary third quarter report of gross domestic product highlighted a long sought after increase in corporate spending. Corporate spending increased 15% sequentially, on an annualized basis. Consumer spending also handsomely increased as many consumers spent their August tax rebate checks. Further, the number of consumers who refinanced their homes hit record levels in July, allowing for either lower monthly mortgage payments, cash-outs or a combination of both. As we monitor these spending trends going forward, we will pay particular attention to consumer spending trends since the consumer accounts for 70% of economic GDP. The unemployment rate and the growth in jobs will be a key variable in the future growth of consumer spending and the outlook for employment growth has recently improved.

   Sector performance during the fiscal year was fairly broad with the exception of pharmaceutical companies and energy companies. The pharmaceutical index essentially remained unchanged during the past 12 months as investors remain concerned about political policy risks and patent expirations. We continue to monitor political developments with regard to Medicare reform and pricing. Further, we continue to believe that companies that develop new molecules to treat diseases previously incurable will be less prone to legislation. With regard to patent expiration, we will continue to avoid any drug development company that does not have a superior pipeline of molecules throughout all stages of research and development. And, we will look to profit from those companies that can take advantage of the litany of patent expirations that we expect over the next 5 years.

   Looking ahead to the future, we continue to believe that the well documented demographic trends will continue to favor the Financial and Healthcare Sectors. Therefore, we remain equal to overweighed in those sectors relative to our benchmarks. Another area of particular focus for the Funds is technology which we typically overweight over time. However, given the strong positive move in the technology sector this past year, we have pared back our holdings to an equal weight position because we believe the market is already pricing a recovery in many of those businesses. In particular, we have redistributed some money out of semiconductors and deployed those funds into software companies.

THE STONEBRIDGE GROWTH FUND

For the 2003 fiscal year, the S&P500 returned 20.79% and the NYSE Composite Index returned 19.17%. The Stonebridge Growth Fund posted a return of 21.69%,exceeding both Indexes by a slight margin. The returns of the Growth Fund exceeded the broad market primarily because of our heavy exposure to technology, financial and consumer related names. As we highlighted in the April semi-annual report, we added exposure to consumer names in March which have vastly outperformed the market since then.

Our strategy continues to emphasize researching companies that will maintain pricing power in this low inflation environment. The growing needs of the aging baby-boomer population support a continued healthy investment weighting in healthcare and financials. Another sector that we have recently increased our exposure to is energy. Our research has confirmed that the demand for natural gas continues to be strong and that the supply for natural gas continues to dwindle because of increasingly higher decline rates in the field. As a result, companies that predominately explore for natural gas are producing very attractive returns on capital and we seek to exploit this secular change that is occurring within the energy sector.

[CHART]

                          GROWTH FUND SECTOR ALLOCATION
                           AS A PERCENT OF NET ASSETS
                             AS OF OCTOBER 31, 2003

CONSUMER DISCRETIONARY                                     14%
CONSUMER STAPLES                                            9%
ENERGY                                                     11%
FINANCIALS                                                 16%
HEALTHCARE                                                 17%
INDUSTRIALS                                                 3%
TECHNOLOGY                                                 14%
CONVERTIBLE BONDS                                           1%
SHORT TERM INVESTMENTS AND OTHER NET ASSETS                15%

[CHART]

CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE GROWTH FUND VS. THE S&P 500 INDEX WITH INCOME AND THE NYSE COMPOSITE INDEX WITH INCOME FROM
NOVEMBER 1, 1993 TO OCTOBER 31, 2003

                STONEBRIDGE GROWTH FUND        S&P 500     NYSE COMPOSITE INDEX
1993                     10000                  10000            10000
1994                   10533.7                  10387             9977
1995                   12393.4                  13132            13132
1996                   14196.3                  16294            14444
1997                   17960.1                  21527            18560
1998                     18065                  26276            20983
1999                     22720                  33031            24159
2000                   19377.8                  35050            25736
2001                   15904.3                  26333            21117
2002                   12420.9                  22378            18284
2003                   15114.7                  27033            21793

             AVERAGE ANNUAL TOTAL RETURN FOR THE STONEBRIDGE GROWTH
                  FUND, S&P 500 INDEX, AND NYSE COMPOSITE INDEX
                         PERIODS ENDED OCTOBER 31, 2003

                                           1 YEAR       5 YEAR       10 YEAR
Stonebridge Growth                          21.69%       (3.50)%        4.22%
S&P 500 Index                               20.79%        0.53%        10.42%
NYSE Composite Index                        19.17%        0.73%         8.07%

                             FINAL PORTFOLIO VALUES
                                OCTOBER 31, 2003

Stonebridge Growth Fund                 $  15,115
S&P 500 Index                           $  27,033
NYSE Composite Index                    $  21,793


AVERAGE ANNUAL TOTAL RETURNS REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL THE TOLL-FREE NUMBER AT 1-800-639-3935.

THE STONEBRIDGE AGGRESSIVE GROWTH FUND

For the 2003 fiscal year, the Stonebridge Aggressive Growth Fund posted a return of 40.52%. The Aggressive Growth Fund exceeded the S&P 600 Small Cap Index return of 33.57%, but slightly under-performed the 43.35% return of the Russell 2000 Index. Similar to the Growth Fund, the Aggressive Growth Fund was heavily weighted in technology, financial and consumer companies. In particular, our heavy exposure to semiconductors (Cree, Cypress, Lattice, and Vishay) greatly contributed to our performance results. We have recently cut our investment exposure to these companies, and reinvested the proceeds into Take Two Interactive and Hummingbird - niche software manufacturers that are experiencing good growth within their respective industries.

Our sector allocation strategy in the Aggressive Growth Fund is very similar to what we outlined for the Growth Fund except that we are looking for smaller, more aggressive companies that will gain market share and compete effectively against their peer groups. We continue to research and invest in companies with pricing power and thus remain heavily weighted towards healthcare and financial companies. Further, we have invested in several natural gas exploration companies that have unique, niche exposures to exploration regions of North America that have been underutilized or ignored by the larger oil and gas companies.

[CHART]

                    AGGRESSIVE GROWTH FUND SECTOR ALLOCATION
                           AS A PERCENT OF NET ASSETS
                             AS OF OCTOBER 31, 2003

CONSUMER DISCRETIONARY                                     11%
CONSUMER STAPLES                                            4%
ENERGY                                                      9%
FINANCIALS                                                 15%
HEALTHCARE                                                 22%
INDUSTRIALS                                                10%
MATERIALS                                                   4%
TECHNOLOGY                                                 17%
SHORT TERM INVESTMENTS AND OTHER NET ASSETS                 8%

[CHART]

CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE AGGRESSIVE GROWTH FUND VS. THE RUSSELL 2000 INDEX WITH INCOME FROM NOVEMBER 1, 1993 TO OCTOBER 31, 2003

           STONEBRIDGE AGGRESSIVE GROWTH FUND               RUSSELL 2000
1993                     10000                                 10000
1994                   10183.1                                  9971
1995                   14627.5                                 11799
1996                   15400.2                                 13766
1997                     18925                                 17805
1998                   15096.8                                 15699
1999                   20140.8                                 18034
2000                     27831                                 21175
2001                   21552.8                                 18513
2002                   17572.6                                 16373
2003                   24693.6                                 23471

                 AVERAGE ANNUAL TOTAL RETURN FOR THE STONEBRIDGE
                  AGGRESSIVE GROWTH FUND AND RUSSELL 2000 INDEX
                         PERIODS ENDED OCTOBER 31, 2003

                                           1 YEAR       5 YEAR       10 YEAR
Stonebridge Aggressive                      40.52%       10.34%         9.46%
Russell 2000 Index                          43.35%        8.34%         8.88%

                             FINAL PORTFOLIO VALUES
                                OCTOBER 31, 2003

Stonebridge Aggressive Growth Fund      $  24,694
Russell 2000 Index                      $  23,471

AVERAGE ANNUAL TOTAL RETURNS REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL THE TOLL FREE NUMBER AT 1-800-639-3935.

CONCLUSION

We expect the high level of volatility and sector rotation that we've experienced over the past three years to continue as we invest through the 2004 fiscal year. We will seek to take advantage of this volatility by purchasing high quality, growing companies that trade at discount to their future cash flows. Over the next 12 months, we expect the economy to continue to gain traction as inventories are rebuilt to meet increasing demand. Both portfolios will continue to be positioned to take advantage of this expectation of solid domestic and worldwide GDP growth.

Thank you for your investment in the Stonebridge Funds. Should you have any questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,

Richard C. Barrett, CFA
Craig B. Burger, CFA
Matthew W. Markatos, CFA
PORTFOLIO MANAGERS
STONEBRIDGE GROWTH FUND
STONEBRIDGE AGGRESSIVE GROWTH FUND

November 11, 2003

DEFINITION OF INDICES

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The NEW YORK STOCK EXCHANGE COMPOSITE INDEX (NYSE) is an unmanaged market weighted index comprised of all equity issues listed in the New York Stock Exchange. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The STANDARD & POOR'S SMALLCAP 600 INDEX (S&P 600 Smallcap), is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees. brokerage commissions, or other expenses of investing.

The RUSSELL 2000 INDEX (Russell 2000), an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest companies in terms of market capitalization. The Russell 2000 Index represents approximately 11% of the total market capitalization of the Russell 3000 Index. This is a total return index which reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
STONEBRIDGE FUNDS TRUST
LOS ANGELES, CALIFORNIA


We have audited the accompanying statements of assets and liabilities, including the statements of investments of Stonebridge Growth Fund and Stonebridge Aggressive Growth Fund, each a series of shares of Stonebridge Funds Trust, as of October 31, 2003, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the years prior to November 1, 1999 were audited by other auditors whose report dated December 15, 1999 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stonebridge Growth Fund and Stonebridge Aggressive Growth Fund as of October 31, 2003, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
NOVEMBER 21, 2003

STONEBRIDGE FUNDS TRUST ANNUAL REPORT - GROWTH FUND

STATEMENT OF INVESTMENTS
OCTOBER 31, 2003

                                                                               SHARES OR
                                                                               PRINCIPAL        MARKET
                                                                                 AMOUNT         VALUE
                                                                             -------------   ------------
COMMON STOCKS - (84.9%)
  CONSUMER DISCRETIONARY - (13.9%)
     LEISURE PRODUCTS - (3.1%)
     Mattel Inc                                                                     35,000   $    677,600
                                                                                             ------------

     MOTORCYCLE MANUFACTURERS - (2.6%)
     Harley-Davidson Inc                                                            12,000        568,920
                                                                                             ------------

     PUBLISHING - (3.4%)
     McGraw-Hill Companies Inc                                                      11,000        736,450
                                                                                             ------------

     RESTAURANTS - (1.9%)
     Outback Steakhouse Inc                                                         10,000        420,000
                                                                                             ------------

     RETAIL - HOME IMPROVEMENT - (2.9%)
     Home Depot Inc                                                                 17,000        630,190
                                                                                             ------------
     TOTAL CONSUMER DISCRETIONARY                                                               3,033,160
                                                                                             ------------

  CONSUMER STAPLES - (9.1%)
     HOUSEHOLD PRODUCTS - (2.9%)
     Kimberly Clark Corp                                                            12,000        633,720
                                                                                             ------------

     HYPERMARKETS & SUPERCENTERS - (3.6%)
     Costco Wholesale Corp*                                                         22,000        778,140
                                                                                             ------------

     SOFT DRINKS - (2.6%)
     PepsiCo Inc                                                                    12,000        573,840
                                                                                             ------------
     TOTAL CONSUMER STAPLES                                                                     1,985,700
                                                                                             ------------

  ENERGY - (11.3%)
     OIL & GAS - DRILLING - (0.7%)
     Transocean Sedco Forex Inc                                                      7,500        143,925
                                                                                             ------------

     OIL & GAS - EQUIPMENT & SERVICES - (1.5%)
     Tidewater Inc                                                                  12,000        328,920
                                                                                             ------------

     OIL & GAS - EXPLORATION & PRODUCTION - (2.3%)
     Anadarko Petroleum Corp                                                         6,000        261,720
     Devon Energy Corp                                                               5,000        242,500
                                                                                             ------------
                                                                                                  504,220
                                                                                             ------------

                                                                               SHARES OR
                                                                               PRINCIPAL        MARKET
                                                                                 AMOUNT         VALUE
                                                                             -------------   ------------
COMMON STOCKS - (CONTINUED)
     OIL & GAS - INTEGRATED - (6.8%)
     ChevronTexaco Corp                                                             10,000   $    743,000
     Exxon Mobil Corp                                                               20,000        731,600
                                                                                             ------------
                                                                                                1,474,600
                                                                                             ------------
     TOTAL ENERGY                                                                               2,451,665
                                                                                             ------------

  FINANCIAL - (16.2%)
     DIVERSE FINANCIAL SERVICES - (3.3%)
     Citigroup Inc                                                                  15,000        711,000
                                                                                             ------------

     INSURANCE - BROKERS - (3.3%)
     Arthur J Gallagher & Co                                                        25,000        729,750
                                                                                             ------------

     INSURANCE - MULTILINE - (3.4%)
     American International Group Inc                                               12,000        729,960
                                                                                             ------------

     REGIONAL BANKS - (3.1%)
     Suntrust Bank Inc                                                              10,000        670,700
                                                                                             ------------

     THRIFTS & MORTGAGE - (3.1%)
     Federal Home Loan Mortgage Corp                                                12,000        673,560
                                                                                             ------------
     TOTAL FINANCIAL                                                                            3,514,970
                                                                                             ------------

  HEALTHCARE - (16.8%)
     BIOTECHNOLOGY - (4.7%)
     Charles River Laboratories International Inc*                                  15,000        483,600
     Chiron Corp*                                                                   10,000        546,300
                                                                                             ------------
                                                                                                1,029,900
                                                                                             ------------

     PHARMACEUTICALS - (12.1%)
     Biovail Corp*                                                                  25,000        601,250
     Johnson & Johnson Inc                                                          20,000      1,006,600
     Pfizer Inc                                                                     32,000      1,011,200
                                                                                             ------------
                                                                                                2,619,050
                                                                                             ------------
     TOTAL HEALTHCARE                                                                           3,648,950
                                                                                             ------------

  INDUSTRIALS - (3.3%)
     INDUSTRIAL CONGLOMERATES - (3.3%)
     General Electric Co                                                            25,000        725,250
                                                                                             ------------
     TOTAL INDUSTRIALS                                                                            725,250
                                                                                             ------------

                                                                               SHARES OR
                                                                               PRINCIPAL        MARKET
                                                                                 AMOUNT         VALUE
                                                                             -------------   ------------
COMMON STOCKS - (CONTINUED)
  TECHNOLOGY - (14.3%)
     COMMUNICATIONS EQUIPMENT - (3.3%)
     Qualcomm Inc                                                                   15,000   $    712,500
                                                                                             ------------

     SEMICONDUCTORS - (4.7%)
     Intel Corp                                                                     15,000        495,750
     Xilinx Inc*                                                                    17,000        538,900
                                                                                             ------------
                                                                                                1,034,650
                                                                                             ------------

     SYSTEMS SOFTWARE - (6.3%)
     Microsoft Corp                                                                 25,000        653,750
     Oracle Corp*                                                                   60,000        717,600
                                                                                             ------------
                                                                                                1,371,350
                                                                                             ------------
     TOTAL TECHNOLOGY                                                                           3,118,500
                                                                                             ------------

TOTAL COMMON STOCKS                                                                524,500     18,478,195
                                                                                             ------------
     (Cost $16,029,667)

CONVERTIBLE BONDS - (0.6%)
  Cypress Semiconductor Corp, 3.75%, 07/01/2005                                    149,000        146,020
                                                                                             ------------

TOTAL CONVERTIBLE BONDS                                                                           146,020
                                                                                             ------------
     (Cost $142,148)

                                                                               SHARES OR
                                                                               PRINCIPAL        MARKET
                                                                                 AMOUNT         VALUE
                                                                             -------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - (9.2%)
  Federal Home Loan Bank Discount Note 0.91%, 11/05/2003                           500,000   $    499,949
  Federal Home Loan Bank Discount Note 0.90%, 11/28/2003                           500,000        499,662
  Federal National Mortgage Association Discount Note 0.90%, 11/03/2003            500,000        499,975
  Federal National Mortgage Association Discount Note 0.90%, 12/02/2003            500,000        499,638
                                                                                             ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                        1,999,224
                                                                                             ------------
  (Cost $1,999,224)

MUTUAL FUNDS (8.0%)
  Fifth Third Government Money Market Fund                                       1,051,000      1,051,000
  Fifth Third U.S. Treasury Fund                                                   687,505        687,505
                                                                                             ------------
TOTAL MUTUAL FUNDS                                                                              1,738,505
                                                                                             ------------
  (Cost $1,738,505)

TOTAL INVESTMENTS - (102.7%)                                                                 $ 22,361,944
                                                                                             ------------
  (Cost $19,909,544)

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.7%)                                                    (595,604)

NET ASSETS (100.0%)                                                                          $ 21,766,340
                                                                                             ------------

*Securities on which no cash dividends were paid during the preceding twelve
(12) months.

The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST ANNUAL REPORT - AGGRESSIVE GROWTH FUND

STATEMENT OF INVESTMENTS
OCTOBER 31, 2003

                                                                               SHARES OR
                                                                               PRINCIPAL        MARKET
                                                                                 AMOUNT         VALUE
                                                                             -------------   ------------
COMMON STOCKS - (92.6%)
  CONSUMER DISCRETIONARY - (11.4%)
     AUTO PARTS & EQUIPMENT - (2.0%)
     Intier Automotive Inc - Class A                                                 7,000   $    131,390
                                                                                             ------------

     HOME FURNISHINGS - (2.4%)
     Chromcraft Revington Inc*                                                      12,800        156,800
                                                                                             ------------

     HOTEL - RESORT - CRUISE - (2.0%)
     Fairmont Hotels & Resorts Inc                                                   5,000        128,700
                                                                                             ------------

     LEISURE PRODUCTS - (3.0%)
     JAKKS Pacific Inc*                                                             15,000        195,000
                                                                                             ------------

     RETAIL - COMPUTERS & ELECTRONICS - (2.0%)
     GameStop Corp - Class A*                                                        8,000        134,560
                                                                                             ------------
     TOTAL CONSUMER DISCRETIONARY                                                                 746,450
                                                                                             ------------

  CONSUMER STAPLES - (4.0%)
     PACKAGED FOODS & MEATS - (2.4%)
     J & J Snack Foods Corp*                                                         4,500        160,605
                                                                                             ------------

     RETAIL - FOOD - (1.6%)
     Arden Group Inc - Class A                                                       1,500        105,240
                                                                                             ------------
     TOTAL CONSUMER STAPLES                                                                       265,845
                                                                                             ------------

  ENERGY - (9.1%)
     OIL & GAS - EQUIPMENT & SERVICES - (2.9%)
     Tidewater Inc                                                                   7,000        191,870
                                                                                             ------------

     OIL & GAS - EXPLORATION & PRODUCTION - (6.2%)
     Houston Exploration Co*                                                         5,500        192,500
     Spinnaker Exploration Co*                                                       8,500        217,515
                                                                                             ------------
                                                                                                  410,015
                                                                                             ------------
     TOTAL ENERGY                                                                                 601,885
                                                                                             ------------

                                                                               SHARES OR
                                                                               PRINCIPAL        MARKET
                                                                                 AMOUNT         VALUE
                                                                             -------------   ------------
COMMON STOCKS - (CONTINUED)
     FINANCIAL - (15.3%)
     DIVERSIFIED BANKS - (2.8%)
     W Holding Co Inc                                                                8,000   $    186,320
                                                                                             ------------
     INSURANCE - BROKERS - (5.9%)
     Arthur J Gallagher & Co                                                         7,000        204,330
     Clark Inc*                                                                     12,000        180,600
                                                                                             ------------
                                                                                                  384,930
                                                                                             ------------

     REGIONAL BANKS - (1.3%)
     Pacific Capital Bancorp                                                         2,500         85,150
                                                                                             ------------

     SPECIALIZED FINANCE - (2.4%)
     Federal Agricultural Mortgage Corp - Class C*                                   5,000        156,350
                                                                                             ------------

     THRIFTS & MORTGAGE - (2.9%)
     PMI Group Inc                                                                   5,000        191,150
                                                                                             ------------
     TOTAL FINANCIAL                                                                            1,003,900
                                                                                             ------------

HEALTHCARE - (21.5%)
     BIOTECHNOLOGY - (5.7%)
     BioSource International Inc*                                                   25,000        179,500
     Charles River Laboratories International Inc*                                   6,000        193,440
                                                                                             ------------
                                                                                                  372,940
                                                                                             ------------

     HEALTHCARE EQUIPMENT - (8.0%)
     CTI Molecular Imaging Inc*                                                     12,500        199,250
     Diagnostic Products Corp                                                        5,000        204,100
     Mentor Corp                                                                     6,000        121,500
                                                                                             ------------
                                                                                                  524,850
                                                                                             ------------

     HEALTHCARE SERVICES - (1.6%)
     Medical Staffing Network Holdings Inc*                                         14,000        108,920
                                                                                             ------------

     HEALTHCARE SUPPLIES - (1.8%)
     ICU Medical Inc*                                                                3,500        118,265
                                                                                             ------------

     PHARMACEUTICALS - (4.4%)
     Biovail Corp*                                                                  12,000        288,600
                                                                                             ------------
     TOTAL HEALTHCARE                                                                           1,413,575
                                                                                             ------------

                                                                               SHARES OR
                                                                               PRINCIPAL       MARKET
                                                                                 AMOUNT         VALUE
                                                                             -------------   ------------
COMMON STOCKS - (CONTINUED)
   INDUSTRIALS - (10.1%)
     CONSTRUCTION & ENGINEERING - (2.6%)
     Keith Companies Inc*                                                           14,000   $    172,074

     INDUSTRIAL CONGLOMERATES - (2.8%)
     Teleflex Inc                                                                    4,000        184,040

     INDUSTRIAL MACHINERY - (2.3%)
     Thomas Industries Inc                                                           5,000        151,000

     MARINE - (2.4%)
     Stelmar Shipping Ltd                                                            8,000        157,680
                                                                                             ------------
     TOTAL INDUSTRIALS                                                                            664,794
                                                                                             ------------

  MATERIALS - (4.1%)
     ALUMINUM - (2.3%)
     IMCO Recycling Inc*                                                            20,000        150,400
                                                                                             ------------

     CHEMICALS - AGRICULTURE & FERTILIZER (1.8%)
     Scotts Co - Class A*                                                            2,000        115,500
                                                                                             ------------
     TOTAL MATERIALS                                                                              265,900
                                                                                             ------------

  TECHNOLOGY - (17.1%)
     ELECTRONIC EQUIPMENT - (2.5%)
     OSI Systems Inc*                                                                9,000        165,510
                                                                                             ------------

     HOME ENTERTAINMENT SOFTWARE - (3.6%)
     Take-Two Interactive Software Inc*                                              6,000        237,300
                                                                                             ------------

     OFFICE ELECTRONICS - (2.2%)
     Intelli-Check Inc*                                                             20,000        146,600
                                                                                             ------------

     SEMICONDUCTORS - (5.3%)
     Cree Inc*                                                                      11,000        195,360
     Lattice Semiconductor Corp*                                                    20,000        156,000
                                                                                             ------------
                                                                                                  351,360
                                                                                             ------------

     SYSTEMS SOFTWARE - (3.5%)
     Hummingbird Ltd*                                                               10,000        227,400
                                                                                             ------------
     TOTAL TECHNOLOGY                                                                           1,128,170
                                                                                             ------------

                                                                               SHARES OR
                                                                               PRINCIPAL       MARKET
                                                                                 AMOUNT         VALUE
                                                                             -------------   ------------
COMMON STOCKS - (CONTINUED)

TOTAL COMMON STOCKS                                                                327,300   $  6,090,519
                                                                                             ------------
  (Cost $5,396,081)

MUTUAL FUNDS - (6.7%)
  Fifth Third Government Money Market Fund                                         165,000        165,000
  Fifth Third U.S. Treasury Fund                                                   273,965        273,965
TOTAL MUTUAL FUNDS                                                                                438,965
  (Cost $438,965)

TOTAL INVESTMENTS - (99.3%)                                                                  $  6,529,484
                                                                                             ------------
  (Cost $5,835,046)

OTHER ASSETS IN EXCESS OF LIABILITIES - (0.7%)                                                     48,742
                                                                                             ------------

NET ASSETS - (100.0%)                                                                        $  6,578,226
                                                                                             ------------

*Securities on which no cash dividends were paid during the preceding twelve
(12) months.

The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

                                                                                AGGRESSIVE
                                                                  GROWTH          GROWTH
                                                                   FUND            FUND
                                                               ------------    ------------
ASSETS:
   Investments, at value (Cost- see below)                     $ 22,361,944    $  6,529,484
   Dividends and interest receivable                                 11,966           2,091
   Receivable for investments sold                                  790,588          55,377
   Receivable for fund shares subscribed                                200               -
   Prepaid and other assets                                          15,524           8,469
                                                               ----------------------------

       TOTAL ASSETS                                            $ 23,180,222    $  6,595,421
                                                               ----------------------------

LIABILITIES:
   Payable for investments purchased                           $  1,380,268    $          -
   Accrued investment advisory fee                                   10,418           3,135
   Accrued administration fee                                         4,615           4,714
   Other payables                                                    18,581           9,346
                                                               ----------------------------

       TOTAL LIABILITIES                                       $  1,413,882    $     17,195
                                                               ----------------------------

NET ASSETS                                                     $ 21,766,340    $  6,578,226
                                                               ----------------------------

COMPOSITION OF NET ASSETS:
   Capital Stock ($1.00 par value)                             $  2,757,285    $    721,534
   Paid-in-capital                                               23,963,556       5,887,044
   Accumulated net realized loss on investments                  (7,406,901)       (724,790)
   Net unrealized appreciation in value of investments            2,452,400         694,438
                                                               ----------------------------

NET ASSETS                                                     $ 21,766,340    $  6,578,226
                                                               ============================

NET ASSET VALUE PER SHARE:
   Net Assets                                                  $ 21,766,340    $  6,578,226
   Shares outstanding                                             2,757,285         721,534
   Net asset value and redemption price per share              $       7.89    $       9.12

       COST OF INVESTMENTS                                     $ 19,909,544    $  5,835,046
                                                               ============================

*The accompanying notes to financial statements are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

                                                                                AGGRESSIVE
                                                                  GROWTH          GROWTH
                                                                   FUND            FUND
                                                               ------------    ------------
INCOME:
Dividends                                                      $    228,358    $     32,511
Interest                                                             95,653           6,476
                                                               ----------------------------

TOTAL INCOME                                                   $    324,011    $     38,987
                                                               ----------------------------

EXPENSES:
Investment advisory fees (Note 5)                                   148,913          57,367
Administration fees (Note 5)                                         54,020          55,649
Transfer agent fees                                                 101,506          23,516
Fund accounting fees and expenses                                    32,529          21,791
Custodian fees                                                        5,195           4,930
Legal fees                                                           36,050           9,161
Printing fees                                                        16,764           3,809
Registration fees                                                    12,009           7,176
Audit fees                                                           13,157          10,278
Trustee fees and expenses                                            20,922           6,166
Insurance                                                            20,805           5,475
Other                                                                 3,938           1,544
                                                               ----------------------------
TOTAL EXPENSES                                                      465,808         206,862
                                                               ----------------------------
Expenses waived                                                     (49,675)        (28,702)
                                                               ----------------------------
NET EXPENSES                                                        416,133         178,160
                                                               ----------------------------

NET INVESTMENT LOSS                                                 (92,122)       (139,173)
                                                               ----------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments                                 (4,823,828)       (513,280)
                                                               ----------------------------
Unrealized appreciation/depreciation of investments
  Beginning of year                                              (6,422,452)     (1,916,009)
  End of year                                                     2,452,400         694,438
                                                               ----------------------------

Change in net unrealized appreciation/depreciation of
  investments                                                     8,874,852       2,610,447
                                                               ----------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                   4,051,024       2,097,167
                                                               ----------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $  3,958,902    $  1,957,994
                                                               ============================

*The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST ANNUAL REPORT - GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED       YEAR ENDED
                                                                       OCTOBER 31,      OCTOBER 31,
                                                                           2003             2002
                                                                      ------------------------------
OPERATIONS:
  Net investment income/(loss)                                        $     (92,122)   $      18,173
  Net realized loss on investments                                       (4,823,828)      (2,583,073)
  Change in net unrealized appreciation/depreciation of investments       8,874,852       (2,939,592)
                                                                      ------------------------------

       INCREASE/(DECREASE) IN NET ASSETS RESULTING
       FROM OPERATIONS                                                    3,958,902       (5,504,492)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net income                                             (18,173)               -
  Distributions from net realized gain on investments                             -       (2,422,291)

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net increase/(decrease) in net assets derived from
   beneficial interest transactions - (Note 3)                           (1,236,955)         702,542
                                                                      ------------------------------

NET INCREASE/(DECREASE) IN NET ASSETS                                     2,703,774       (7,224,241)

NET ASSETS:
  Beginning of year                                                      19,062,566       26,286,807
                                                                      ------------------------------

  End of year                                                         $  21,766,340    $  19,062,566
                                                                      ==============================

*The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST ANNUAL REPORT - AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED       YEAR ENDED
                                                                       OCTOBER 31,      OCTOBER 31,
                                                                           2003             2002
                                                                      ------------------------------
OPERATIONS:
  Net investment loss                                                 $    (139,173)   $    (145,609)
  Net realized loss on investments                                         (513,280)        (211,510)
  Change in net unrealized appreciation/depreciation of investments       2,610,447         (836,414)
                                                                      ------------------------------

        INCREASE/(DECREASE) IN NET ASSETS RESULTING
        FROM OPERATIONS                                                   1,957,994       (1,193,533)

SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net decrease in net assets derived from
   beneficial interest transactions - (Note 3)                             (567,414)        (676,088)
                                                                      ------------------------------

NET INCREASE/(DECREASE) IN NET ASSETS                                     1,390,580       (1,869,621)

NET ASSETS:
  Beginning of year                                                       5,187,646        7,057,267
                                                                      ------------------------------

  End of year                                                         $   6,578,226    $   5,187,646
                                                                      ==============================

*The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST ANNUAL REPORT - GROWTH FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE YEARS INDICATED:

                                                                            YEARS ENDED OCTOBER 31,
                                                        2003           2002           2001           2000           1999
                                                     ----------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of year                   $     6.49     $     9.11     $    14.57     $    18.01     $    14.32
                                                     ----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                            (0.03)          0.01           0.01          (0.01)         (0.03)
  Net realized and unrealized gain/(loss) on
    investments                                            1.44          (1.78)         (2.79)         (1.53)          3.72
                                                     ----------------------------------------------------------------------
  Total income/(loss) from investment operations           1.41          (1.77)         (2.78)         (1.54)          3.69
                                                     ----------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income                (0.01)         (0.00)         (0.01)         (0.00)         (0.00)
  Distributions from net realized gain on
    investments                                            0.00          (0.85)         (2.67)         (1.90)         (0.00)
                                                     ----------------------------------------------------------------------
  Total distributions to shareholders                     (0.01)         (0.85)         (2.68)         (1.90)         (0.00)
                                                     ----------------------------------------------------------------------
Net asset value, end of year                         $     7.89     $     6.49     $     9.11     $    14.57     $    18.01
                                                     ======================================================================
TOTAL RETURN                                              21.69%        (21.90)%       (22.54)%        (9.62)%        25.77%
                                                     ======================================================================
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (in 000s)                  $   21,766     $   19,062     $   26,285     $   35,921     $   42,610
                                                     ======================================================================
  Ratio of operating expenses to average net
    assets                                                 2.10%          1.50%          1.50%          1.50%          1.50%
                                                     ======================================================================
  Ratio of operating expenses to average net
    assets before fee waivers                              2.35%          2.16%          1.74%          1.52%          1.66%
                                                     ======================================================================
  Ratio of net investment income/(loss) to
    average net assets                                    (0.46)%         0.08%          0.07%         (0.04)%        (0.18)%
                                                     ======================================================================
  Ratio of net investment income/(loss) to
    average net assets before fee waivers                 (0.71)%        (0.58)%        (0.17)%        (0.06)%        (0.35)%
                                                     ======================================================================
  Portfolio turnover rate*                               109.16%         50.18%         81.78%         77.39%         53.77%
                                                     ======================================================================

*A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 2003 were $18,936,525 and $29,915,261, respectively.

The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST ANNUAL REPORT - AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE YEARS INDICATED

                                                                            YEARS ENDED OCTOBER 31,
                                                        2003           2002           2001           2000           1999
                                                     ----------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of year                   $     6.49     $     7.96     $    14.72     $    11.46     $     8.59
                                                     ----------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                       (0.19)         (0.18)         (0.17)         (0.21)         (0.19)
Net realized and unrealized gain/(loss)
  on investments                                           2.82          (1.29)         (2.65)          4.35           3.06
                                                     ----------------------------------------------------------------------
Total income/(loss) from investment operations             2.63          (1.47)         (2.82)          4.14           2.87
                                                     ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain on investments       (0.00)         (0.00)         (3.94)         (0.88)         (0.00)
                                                     ----------------------------------------------------------------------
Total distributions to shareholders                       (0.00)         (0.00)         (3.94)         (0.88)         (0.00)
                                                     ----------------------------------------------------------------------
Net asset value, end of year                         $     9.12     $     6.49     $     7.96     $    14.72     $    11.46
                                                     ======================================================================
TOTAL RETURN                                              40.52%        (18.47)%       (22.56)%        38.18%         33.41%
                                                     ======================================================================

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in 000s)                    $    6,578     $    5,188     $    7,057     $    9,050     $    5,837
                                                     ======================================================================
Ratio of operating expenses to average net assets          3.11%          2.90%          2.90%          2.90%          2.85%
                                                     ======================================================================
Ratio of operating expenses to average
  net assets before fee waivers and subsidy
  reimbursements                                           3.61%          3.71%          3.18%          2.87%          3.85%
                                                     ======================================================================
Ratio of net investment loss to average net assets        (2.43)%        (2.24)%        (1.83)%        (1.60)%        (1.90)%
                                                     ======================================================================
Ratio of net investment loss to average net
  assets before fee waivers and subsidy
  reimbursements                                          (2.93)%        (3.05)%        (2.11)%        (1.57)%        (2.90)%
                                                     ======================================================================
Portfolio turnover rate*                                 177.13%         55.79%         92.25%        132.51%         87.66%
                                                     ======================================================================

*A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 2003 were $9,125,933 and $10,150,503, respectively.

The accompanying notes to financial statements are an integral part of the financial statements.

STONEBRIDGE FUNDS TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION:

     ORGANIZATION AND NATURE OF OPERATIONS -- Stonebridge Funds Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Growth Fund (previously the Stonebridge Growth Fund, Inc.) and the Stonebridge Aggressive Growth Fund (previously the Stonebridge Aggressive Growth Fund, Inc.), each referred to as a "Series" of the Trust.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     USE OF ESTIMATES -- The preparation of each Series' financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

     FEDERAL INCOME TAXES -- As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, neither Series is subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. At October 31, 2003, each Series' had available for federal income tax purposes unused capital loss carryover as follows:

                                                      AGGRESSIVE
                                      GROWTH            GROWTH
                     EXPIRING          FUND              FUND
                     -------------------------------------------
                         2010      $ 2,583,073        $ 211,510
                         2011        4,823,828          513,280
                     -------------------------------------------
                     TOTAL           7,406,901          724,790
                     ===========================================

     DISTRIBUTIONS -- Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to shareholders are recorded on the ex-dividend date.

     Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Series.

     ALLOCATION OF EXPENSE -- Trust expenses which are not Series specific are allocated to each Series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

     OTHER -- Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis each Series uses for federal income tax purposes.

3.   SHARES OF BENEFICIAL INTEREST:

     At October 31, 2003, there were an indefinite number of $1.00 par value shares of beneficial interest authorized for each Series. Transactions in shares of beneficial interest for the years ended October 31, 2003 and October 31, 2002, were as follows:

                                                                      STONEBRIDGE GROWTH FUND
                                                         FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                          OCTOBER 31, 2003                OCTOBER 31, 2002
                                                     ---------------------------   ---------------------------
                                                        SHARES         AMOUNT         SHARES         AMOUNT
                                                     ------------   ------------   ------------   ------------
Shares Sold                                                26,720   $    179,270         28,086   $    222,284
Shares Issued in Reinvestment of Dividends                  2,715         17,648        270,799      2,380,322
                                                     ---------------------------------------------------------
Total                                                      29,435        196,918        298,885      2,602,606
Less Shares Redeemed                                     (207,931)    (1,433,873)      (248,327)    (1,900,064)
                                                     ---------------------------------------------------------
Net Increase (Decrease)                                  (178,496)  $ (1,236,955)        50,558   $    702,542
                                                     =========================================================

                                                                 STONEBRIDGE AGGRESSIVE GROWTH FUND
                                                         FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                          OCTOBER 31, 2003                OCTOBER 31, 2002
                                                     ---------------------------   ---------------------------
                                                        SHARES         AMOUNT         SHARES         AMOUNT
                                                     ------------   ------------   ------------   ------------
Shares Sold                                               188,161   $  1,530,577         95,057   $    671,925
Shares Issued in Reinvestment of Dividends                      -              -              -              -
                                                     ---------------------------------------------------------
Total                                                     188,161      1,530,577         95,057        671,925
Less Shares Redeemed                                     (266,277)    (2,097,991)      (181,678)    (1,348,013)
                                                     ---------------------------------------------------------
Net Decrease                                              (78,116)  $   (567,414)       (86,621)  $   (676,088)
                                                     =========================================================

4.   DISTRIBUTIONS TO SHAREHOLDERS

                                                            GROWTH FUND    AGGRESSIVE GROWTH FUND
                                                            ------------   ----------------------
     As of October 31, 2003
     Gross appreciation (excess of value over cost)         $  2,754,075        $    835,804
     Gross depreciation (excess of cost over value)             (301,675)           (141,366)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                            $  2,452,400        $    694,438
     =======================================================================================
     Cost of investments for Federal income tax purposes    $ 19,909,544        $  5,835,046
     =======================================================================================
     Undistributed net investment income                    $          -        $          -
     =======================================================================================
     Capital loss carryforward                              $ (7,406,901)       $   (724,790)
     =======================================================================================

     RECLASSIFICATION'S: Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassification's have no effect on the net assets or net asset value per share. For the year ended October 31, 2003, permanent differences in book and tax accounting have been reclassified to undistributed net investment income and paid-in capital as follows:

                                                              DECREASE
                                                           ACCUMULATED NET      DECREASE
                                                           INVESTMENT LOSS  PAID-IN CAPITAL
                                                           ---------------  ---------------
     Stonebridge Growth Fund                                $     92,122     $    (92,122)
     Stonebridge Aggressive Growth Fund                     $    139,173     $   (139,173)

     THE TAX COMPOSITION OF DIVIDENDS ARE AS FOLLOWS:

                                                                                                            LONG TERM
                                                            ORDINARY          INCOME        LONG TERM     CAPITAL GAINS
                                                             INCOME         PER SHARE     CAPITAL GAINS     PER SHARE
                                                          -------------   -------------   -------------   -------------
     Stonebridge Growth Fund
     10/31/2003                                           $      18,173   $      0.0062   $           -   $           -
     10/31/2002                                           $           -   $           -   $   2,422,291   $      0.8461

     Stonebridge Aggressive Growth Fund
     10/31/2003                                           $           -   $           -   $           -   $           -
     10/31/2002                                           $           -   $           -   $           -   $           -

5.   TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into an advisory agreement with Stonebridge Capital Management, Inc. (the "Adviser") for both Series. The advisory agreement has been approved by the Trust's Board of Trustees and shareholders. Pursuant to its advisory agreement with the Trust, the Adviser is entitled to an investment advisory fee, computed daily and payable monthly, at an annual rate of 0.75% and 1.00% of the average daily net assets of the Stonebridge Growth and Stonebridge Aggressive Growth Funds, respectively. Effective November 1, 2002, the investment advisory fee was amended to reduce the annual rate to 0.50% of the average daily net assets for the fiscal years ending October 31, 2004, for both the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund.

     Prior to entering into this new arrangement, the Adviser had agreed to defer its annual management fee to the extent necessary to limit the overall annual expenses of the Growth Fund and Aggressive Growth Fund to 1.50% and 2.90%, respectively; however, in circumstances where the Adviser was required to waive 100% of its annual management fee, it was not responsible for reimbursing the Funds for additional expenses. Each Series will remain liable to the Adviser for all such expenses subsidized in any fiscal year, for a period of up to three years from the date the expenses were incurred, so long as reimbursement will not cause the annual expense ratio to exceed the expense limit in effect for that year; such a reimbursement would be recognized as an expense previously deferred in the Statement of Operations in the period it was incurred. As of October 31, 2003, the Stonebridge Growth Fund and the Stonebridge Aggressive Growth Fund had cumulative carryovers of waived expenses of $230,972 and $74,887, respectively.

     On November 2, 1998, the Trust entered into an administration agreement with ALPS Mutual Funds Services, Inc. ("ALPS"). The administration agreement provides that ALPS will receive a monthly administration fee equal to the annual rate of 0.10% of the average daily net assets in each Series up to $250,000,000 and 0.075% of the average daily net assets of each Series in excess of $250,000,000, and at all times ALPS' fee will be no less than $6,250 per month per Series. Effective November 1, 2002, the administration fee was amended to reduce the minimum fee to $4,500 per month per Series for the fiscal years ending October 31, 2004.

     Certain officers and trustees of the Trust are also officers and/or trustees of the Adviser.

TRUSTEES AND OFFICERS (UNAUDITED)

The business affairs of Stonebridge Funds Trust (the "Trust") are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the State of Delaware and the Agreement and Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Trustees." Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." The Trust's Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-800-639-3935.

INDEPENDENT TRUSTEES

                                                     TERM OF OFFICE AND
                                                     LENGTH OF TIME SERVED(2)
                                POSITION(S) HELD     / NUMBER OF PORTFOLIOS     PRINCIPAL OCCUPATION(S) DURING THE PAST 5
NAME, ADDRESS & AGE(1)          WITH FUNDS           OVERSEEN BY TRUSTEE(3)     YEARS / DIRECTORSHIPS HELD BY TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------
SELVYN B. BLEIFER, MD           Trustee              Since November 1, 1998     Physician, Cardiovascular Medical Group
Age 74                                               / 2                        / None

MARVIN FREEDMAN                 Trustee              Since November 1, 1998     Retired Founding Partner, Freedman Broder &
Age 78                                               / 2                        Company Accountancy Corporation, Certified
                                                                                Public Accountants / None

CHARLES HAAS                    Trustee              Since November 1, 1998     Retired motion picture and television
Age 90                                               / 2                        director / None

WILLIAM TAYLOR                  Trustee              Since November 1, 1998     Managing General Partner, Mountaneer Capital
Age 65                                               / 2                        LP, (a venture capital organization), Director,
                                                                                T.P.L., Inc. (an advanced materials company),
                                                                                Special Limited Partner, AMT Ventures (a
                                                                                materials venture fund) / None
INTERESTED TRUSTEES

RICHARD C. BARRETT,             Chairman of the      Since November 1, 1998     President and Chairman of the Board,
CFA(5)                          Board, President     / 2                        Stonebridge Capital Management, Inc. / None
Age 62                          and Trustee

CRAIG B. BURGER, CFA(5)         Trustee and Vice     Since November 1, 1998     Executive Vice President/Managing Director,
Age 47                          President            /2                         Stonebridge Capital Management, Inc. / None

DEBRA L. NEWMAN(5)              Trustee, Vice        Since November 1, 1998     Vice President, Chief Financial Officer,
Age 48                          President and        / 2                        Secretary and Managing Director, Stonebridge
                                Treasurer                                       Capital Management, Inc. / None

OFFICERS

                                                      TERM OF OFFICE AND
                                                      LENGTH OF TIME SERVED(2)
                                POSITION(S) HELD      / NUMBER OF PORTFOLIOS    PRINCIPAL OCCUPATION(S) DURING THE PAST 5
NAME, ADDRESS & AGE(1)          WITH FUNDS            OVERSEEN BY TRUSTEE(3)    YEARS / DIRECTORSHIPS HELD BY TRUSTEE(4)
--------------------------------------------------------------------------------------------------------------------------------
MATTHEW W. MARKATOS(5),         Vice President        Since March 25, 2003      Senior Vice President, Stonebridge Capital
CFA, CIC                                                                        Management, February 2000 to present; Vice
Age 30                                                                          president, Van Deventer & Hoch Investment
                                                                                Counsel, July 1996-January 2000.

LISA B. MOUGIN                  Secretary             Since February 9, 1999    National Sales Director, ALPS Mutual Funds
Age 31                                                                          Services, Inc., August 2002 to present; Fund
                                                                                Controller, ALPS Mutual Funds Services, Inc.,
                                                                                December 1998 to August 2002

DEREK MULLINS                   Assistant Treasurer   Since February 15, 2002   Assistant Secretary, Ameristock Mutual Fund,
Age 30                                                                          March 2003 to present; Assistant Secretary,
                                                                                Davis Park Series Trust, March 2003 to
                                                                                present; Assistant Treasurer, Westcore Funds
                                                                                Trust, August 14, 2002 to present; Fund
                                                                                Controller, ALPS Mutual Funds Services,
                                                                                Inc., 1996 to present.

(1) Each Trustee and officer may be contacted by writing to the Trustee, c/o Stonebridge Funds Trust, 1625 Broadway, Suite 2200, Denver, CO 80202

(2) Trustees hold office until they resign or their successors have been elected and qualified. Officers hold office until they resign or their successors have been appointed by the Board of Trustees.

(3) The Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person. There are currently two funds in the Fund Complex.

(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.

(5) Richard C. Barrett, Matthew W. Markatos, Craig B. Burger and Debra L. Newman are "interested persons" of the Trust by reasons of their positions with the adviser.

                            [STONEBRIDGE FUNDS LOGO]

                                  ANNUAL REPORT

                               FOR THE YEAR ENDED

                                OCTOBER 31, 2003


                            [STONEBRIDGE FUNDS LOGO]

                              OFFICERS AND TRUSTEES
                       Richard C. Barrett, CFA, CHAIRMAN,
                         BOARD OF TRUSTEES AND PRESIDENT
             Debra L. Newman, VICE PRESIDENT, TREASURER AND TRUSTEE
                Craig B. Burger, CFA, VICE PRESIDENT AND TRUSTEE
                    Matthew W. Markatos, CFA, VICE PRESIDENT
                        Selvyn B. Bleifer, M.D., TRUSTEE
                            Marvin Freedman, TRUSTEE
                            Charles F. Haas, TRUSTEE
                          William H. Taylor II, TRUSTEE
                      Derek J. Mullins, ASSISTANT TREASURER
                            Lisa B. Mougin, SECRETARY

                               INVESTMENT ADVISER
                  STONEBRIDGE CAPITAL MANAGEMENT, INCORPORATED
                       1801 Century Park East, Suite 1800
                          Los Angeles, California 90067

                        ADMINISTRATOR AND FUND ACCOUNTANT
                        ALPS MUTUAL FUNDS SERVICES, INC.
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202

                                   DISTRIBUTOR
                             ALPS DISTRIBUTORS, INC.
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202

                                 TRANSFER AGENT
                        NATIONAL FINANCIAL DATA SERVICES
                               330 West 9th Street
                           Kansas City, Missouri 64105

                                    CUSTODIAN
                                FIFTH THIRD BANK
                               Fifth Third Center
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                                  LEGAL COUNSEL
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                          Los Angeles, California 90071

                              INDEPENDENT AUDITORS
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

This report and its financial statements are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The Stonebridge Funds proxy voting policy - used to determine how to vote proxies relating to portfolio securities - is available upon request, free of charge, by calling a Shareholder Services Representative at 1-800-639-3935.

Item 2.  CODE OF ETHICS

The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the Registrant has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Board of Directors has designated William H. Taylor II and Marvin Freedman as the Registrant's "audit committee financial experts." Messrs. Taylor and Freedman are "independent" as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  PRINCIPAL ACCOUNTING FEES AND SERVICES.

N/A. Item 4 is required for annual reports for fiscal years ending after December 15, 2003.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A.

Item 6.  [RESERVED]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

 N/A.

Item 8.  [RESERVED]

Item 9.  CONTROLS AND PROCEDURES.

   (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company of 1940, as amended) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. EXHIBITS.

   (a) The code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller is attached hereto as EX-10.1.

   (b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.Cert and Ex-99.906Cert

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:      /s/ Richard C. Barrett
         ----------------------
         Richard C. Barrett
         President

Date:    January 7, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:      /s/ Debra L. Newman
         -------------------
         Debra L. Newman
         Vice President and Treasurer

Date:    January 7, 2004